Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 716,724	$ 2,009,687
Restricted cash - current	1,500,000	1,567,500
Accounts receivables	444,282	582,335
Prepayment and other current assets	2,447,841	1,920,576
Total current assets	5,108,847	6,080,098
Non-current assets
Restricted cash – non-current	420,000	420,000
Property and equipment, net	62,777	109,017
Oil and gas property - subject to amortization, net	8,061,058	7,111,624
Oil and gas property - not subject to amortization, net	1,155,439	1,155,439
Right of use assets, net	948,607	1,097,168
Deferred charges	900,807	938,392
Other non-current assets	815,474	812,943
Total non-current assets	12,364,162	11,644,583
Total assets	17,473,009	17,724,681
Current liabilities
Accounts payables	1,465,358	753,823
Short-term operating lease liabilities	568,317	629,325
Accrued expenses	279,516	152,078
Taxes payable	80,202	60,698
Other current liabilities	283,295	17,941
Total current liabilities	2,676,688	1,613,865
Non-current liabilities
Asset retirement obligations	577,791	352,636
Warrant liabilities	626,788	482,219
Long-term operating lease liabilities	380,289	467,843
Provision for post-employment benefits	135,424	118,250
Total non-current liabilities	1,720,292	1,420,948
Total liabilities	4,396,980	3,034,813
Commitments and contingencies
Shareholders’ Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 10,349,266 and 10,142,694 shares issued and outstanding as of June 30, 2024 and December 31, 2023)	27,597	27,046
Additional paid-in capital	54,632,525	54,147,769
Accumulated deficit	(41,682,583)	(39,583,437)
Accumulated other comprehensive income	98,490	98,490
Total shareholders’ equity	13,076,029	14,689,868
Total liabilities and shareholders’ equity	$ 17,473,009	$ 17,724,681